Gurtin National Municipal Value Fund and Gurtin California Municipal Value Fund (the “Funds”)

Supplement dated October 5, 2015 to the Prospectus dated November 3, 2014, as supplemented on March 11, 2015.

1.	The section entitled “Principal Investment Strategies” on page 2 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in U.S. municipal instruments the income from which is exempt from federal income tax. This policy is a fundamental policy of the Fund and may not be changed without the approval of a majority of the outstanding shares of the Fund. For shareholders subject to the alternative minimum tax, a portion of the Fund’s distributions may not be exempt from federal income tax. In addition, the Fund will only invest in instruments that meet its credit quality standards (i.e., instruments that the Adviser has determined to be of at least equivalent quality as obligations that are rated in the Baa rating category or above by Moody’s Investors Services, Inc. (“Moody’s”) or in the BBB rating category or above by Standard & Poor’s Rating Services (“S&P”) or Fitch, Inc. (“Fitch”)). Although ratings by credit rating agencies are considered, the Adviser primarily relies on its internal research and the ratings it assigns to particular obligors of municipal obligations when assessing an obligor’s credit quality.

The Fund’s investments may include fixed or floating rate general obligation bonds and notes, lease revenue bonds, revenue bonds and notes, and zero coupon securities. The Fund may buy securities on a when-issued basis. The Fund may, at times, invest more than 25% of its net assets in municipal instruments the principal and interest payments of which are paid by obligors located in a single state.

The Fund may invest the remainder of its assets in U.S. government and agency securities, including Treasury bills, bonds, notes, and other obligations issued or guaranteed by the U.S. Treasury or its agencies or instrumentalities, and certain cash and cash equivalents, including cash sweep vehicles.

In selecting securities and obligations for the Fund’s portfolio, the Adviser applies an ongoing credit research process to determine which municipal instruments it expects to have the potential to generate yield and preserve capital without assuming undue risk. In addition, the Adviser analyzes the Fund’s portfolio on an ongoing basis with a review of duration, security structure, yield curve positioning and sector risk. The Adviser generally sells securities due to credit deterioration and in response to client liquidity requests but will also sell securities opportunistically to enhance portfolio performance.

The Fund is a non-diversified fund under the Investment Company Act of 1940, as amended (the “1940 Act”), which means that it may focus its assets in a limited number of obligors.

2.	The section entitled “Principal Investment Strategies” on page 8 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in municipal instruments the income from which is exempt from both federal and California state income taxes, which includes municipal instruments of obligors located outside of the State of California so long as such securities are exempt from both federal and California state income taxes. This policy is a fundamental policy of the Fund and may not be changed without the approval of a majority of the outstanding shares of the Fund. For shareholders subject to the alternative minimum tax, a portion of the Fund’s distributions may not be exempt from federal income tax. In addition, the Fund will only invest in instruments that meet its credit quality standards (i.e., instruments that the Adviser has determined to be of at least equivalent quality as obligations that are rated in the Baa rating category or above by Moody’s Investors Services, Inc. (“Moody’s”), or in the BBB rating category or above by Standard & Poor’s Rating Services (“S&P”) or Fitch, Inc. (“Fitch”)). Although ratings by credit rating agencies are considered, the Adviser primarily relies on its internal research and the ratings it assigns to particular obligors of municipal obligations when assessing an obligor’s credit quality.

The Fund’s investments may include fixed or floating rate general obligation bonds and notes, lease revenue bonds, revenue bonds and notes, and zero coupon securities. The Fund may buy securities on a when-issued basis. The Fund may, at times, invest more than 25% of its net assets in municipal instruments the principal and interest payments of which are paid by obligors located in a single state (in addition to California).

The Fund may invest the remainder of its assets in U.S government and agency securities, including Treasury bills, bonds, notes, and other obligations issued or guaranteed by the U.S. Treasury or its agencies or instrumentalities, and certain cash and cash equivalents, including cash sweep vehicles.

In selecting securities and obligations for the Fund’s portfolio, the Adviser applies an ongoing credit research process to determine which municipal instruments it expects to have the potential to generate yield and preserve capital without assuming undue risk. In addition, the Adviser analyzes the Fund’s portfolio on an ongoing basis with a review of duration, security structure, yield curve positioning and sector risk. The Adviser generally sells securities due to credit deterioration and in response to client liquidity requests but will also sell securities opportunistically to enhance portfolio yields.

The Fund is a non-diversified fund under the Investment Company Act of 1940, as amended (the “1940 Act”), which means that it may focus its assets in a limited number of obligors.

3.	The section entitled “Additional Information Regarding Principal Investment Strategies” beginning on page 13 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Additional Information Regarding Principal Investment Strategies

The Fund’s investment objective is to provide current income exempt from regular federal income tax while seeking to preserve capital and liquidity. The Fund’s investment objective is non-fundamental and may be changed by the Board of Trustees without a vote of shareholders. The Fund, however, will provide shareholders with at least 60 days notice prior to making any changes to the investment objective.

Under normal circumstances, the Fund invests at least 80% of its net assets in U.S. municipal instruments the income from which is exempt federal income tax. This policy is a fundamental policy of the Fund and may not be changed without the approval of a majority of the outstanding shares of the Fund. For shareholders subject to the alternative minimum tax, a portion of the Fund’s distributions may not be exempt from federal income tax. In addition, the Fund will only invest in instruments that meet its credit quality standards (i.e., instruments that the Adviser has determined to be of at least equivalent quality as obligations that are rated in the Baa rating category or above by Moody’s, or in the BBB rating category or above by S&P or Fitch. Please see Appendix A of the Fund’s SAI for a description of each rating category of Moody’s, S&P and Fitch.). Although ratings by credit rating agencies are considered, the Adviser primarily relies on its internal research and the ratings it assigns to particular obligors of municipal obligations when assessing an obligor’s credit quality.

The Fund may invest in instruments of any maturity. Investments may include general obligation bonds and notes, lease revenue bonds, and revenue bonds and notes. Securities and obligations purchased may bear fixed, floating or variable rates of interest, or may be zero coupon securities. The Fund may buy securities on a when-issued basis. The Fund may, at times, invest more than 25% of its net assets in municipal instruments the principal and interest payments of which are paid by obligors located in a single state. A state includes any State of the United States, the District of Columbia, the U.S. Virgin Islands or any other possession of the United States.

The Fund may invest the remainder of its assets in U.S. government and agency securities, including Treasury bills, bonds, notes, and other obligations issued or guaranteed by the U.S. Treasury or its agencies or instrumentalities, and certain cash and cash equivalents, including cash sweep vehicles.

Adviser’s Investment Process

Credit Research. In selecting securities and obligations for the Fund’s portfolio, the Adviser applies an ongoing credit research process to determine which municipal instruments it expects to have the potential to generate yield and preserve capital without assuming undue risk. As part of this credit research process, the Adviser has implemented a proprietary Credit Research Database, established a credit surveillance process and developed an internal rating system for municipal investments. The Adviser analyzes potential investments with the following broad categories: financial position; tax base/service area; debt position; economy; and management.

Although ratings by credit rating agencies, including Moody’s, S&P and Fitch, may be considered, the Adviser primarily relies on its internal ratings, research ratings, and buy ratings assigned to particular obligors of municipal instruments. The Adviser’s “internal ratings” are a measure of an obligor’s credit quality, while the Adviser’s “research ratings” provide an analysis on a currently held investment and the Adviser’s “buy ratings” provide an analysis on a prospective investment. Research and buy ratings incorporate the following criteria:

•	The underlying credit quality of the obligor (i.e., the “internal rating”)
•	An assessment of the bond’s future credit quality
•	Credit risks associated with any of the obligor’s exposure to derivative instruments
•	The structural ability of the obligor to liquidate
•	The inherent risk of the applicable municipal sector, including the general historic incidence of default and recovery experience
•	Rating agency downgrade risk

Portfolio Construction Process. The Adviser uses a combination of qualitative and quantitative analysis to select the securities and obligations in which the Fund will invest. The Adviser begins with the formation of a larger economic outlook, which is then used as the basis for a bottom-up investment strategy along with the credit research analysis explained above. The Adviser aims to achieve portfolio credit quality and risk adjusted after-tax returns. The Adviser then analyzes a universe of fixed-income sectors with relatively low credit risk (as determined by the credit research process explained above) and constructs the Fund’s portfolio based on these parameters. Individual positions must also be in stronger sectors (in terms of taxing and revenue raising capabilities) and weightings must ensure sufficient variety of obligor-security combination.

The Adviser continuously monitors the Fund’s portfolio on an ongoing basis with a review of duration, security structure, yield curve positioning, sector risk and credit quality. Duration is a mathematical measure of the Fund’s or security’s price sensitivity to changes in interest rates. Each year of duration represents an expected 1% change in the net asset value of the Fund or security for every 1% change in interest rates. So the longer the Fund’s or security’s duration, the more sensitive (i.e. volatile) it will be to changes in interest rates. Yield curve positioning refers to the process used by the Adviser to monitor the Fund’s overall mix of the fixed-income investments, taking into consideration the varying interest rates and maturities. The Adviser generally sells securities due to credit deterioration and in response to client liquidity requests but will also sell securities opportunistically to enhance portfolio performance.

The Fund is a non-diversified fund under the 1940 Act, which means that it may focus its assets in a limited number of obligors. An obligor refers to the entity responsible for repaying the principal and interest on the bonds, which may be the issuer or an underlying borrower.

Temporary Defensive Position. In order to respond to adverse market, economic, political or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its principal investment objective and/or strategies and may invest, without limitation, in cash or high quality cash equivalents (including money market instruments, commercial paper, certificates of deposit, banker’s acceptances and time deposits). A defensive position, taken at the wrong time, may have an adverse impact on the Fund’s performance. The Fund may be unable to achieve its investment objective during the employment of a temporary defensive position.

4.	The section entitled “Additional Information Regarding Principal Investment Strategies” beginning on page 15 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Additional Information Regarding Principal Investment Strategies

The Fund’s investment objective is to provide current income exempt from regular federal income tax and California state personal income taxes while seeking to preserve capital and liquidity. The Fund’s investment objective is non-fundamental and may be changed by the Board of Trustees without a vote of shareholders. The Fund, however, will provide shareholders with at least 60 days notice prior to making any changes to the investment objective.

Under normal circumstances, the Fund invests at least 80% of its net assets in municipal instruments the income from which is exempt from both federal and California state income taxes, which includes municipal instruments of obligors located outside of the State of California as long as such securities are exempt from both federal and California state income taxes. This policy is a fundamental policy of the Fund and may not be changed without the approval of a majority of the outstanding shares of the Fund. For shareholders subject to the alternative minimum tax, a portion of the Fund’s distributions may not be exempt from federal income tax. In addition, the Fund will only invest in instruments that meet its credit quality standards (i.e., instruments that the Adviser has determined to be of at least equivalent quality as obligations that are rated in the Baa rating category or above by Moody’s, or in the BBB rating category or above by S&P or Fitch. Please see Appendix A of the Fund’s SAI for a description of each rating category of Moody’s, S&P and Fitch.). Although ratings by credit rating agencies are considered, the Adviser primarily relies on its internal research and the ratings it assigns to particular obligors of municipal obligations when assessing an obligor’s credit quality.

The Fund may invest in securities and obligations of any maturity. Investments may include general obligation bonds and notes, lease revenue bonds, and revenue bonds and notes. Securities and obligations purchased may bear fixed, floating or variable rates of interest, or may be zero coupon securities. The Fund may buy securities on a when-issued basis. The Fund may, at times, invest more than 25% of its net assets in municipal instruments the principal and interest payments of which are paid by obligors located in a single state (in addition to California). The income from some of these instruments may not be exempt from California state income taxes. A state includes any State of the United States, the District of Columbia, the U.S. Virgin Islands or any other possession of the United States.

The Fund may invest the remainder of its assets in U.S. government and agency securities, including Treasury bills, bonds, notes, and other obligations issued or guaranteed by the U.S. Treasury or its agencies or instrumentalities, and certain cash and cash equivalents, including cash sweep vehicles.

Adviser’s Investment Process

Credit Research. In selecting securities and obligations for the Fund’s portfolio, the Adviser applies an ongoing credit research process to determine which municipal instruments it expects to have the potential to generate yield and preserve capital without assuming undue risk. As part of the credit research process, the Adviser has implemented a proprietary Credit Research Database, established a credit surveillance process and developed an internal rating system for municipal investments. The Adviser analyzes potential investments with the following broad categories: financial position; tax base/service area; debt position; economy; and management.

Although ratings by credit rating agencies, including Moody’s, S&P and Fitch, may be considered, the Adviser primarily relies on its internal ratings, research ratings and buy ratings assigned to particular obligors of municipal instruments. The Adviser’s “internal ratings” are a measure of an obligor’s credit quality, while the Adviser’s “research ratings” provide an analysis on a currently held investment and the Adviser’s “buy ratings” provide an analysis on a prospective investment. Research and buy ratings incorporate the following criteria:

•	The underlying credit quality of the obligor (i.e., the “internal rating”)
•	An assessment of the bond’s future credit quality
•	Credit risks associated with any of the obligor’s exposure to derivative instruments
•	The structural ability of the obligor to liquidate
•	The inherent risk of the applicable municipal sector, including the general historic incidence of default and recovery experience
•	Rating agency downgrade risk

Portfolio Construction Process. The Adviser uses a combination of qualitative and quantitative analysis to select the securities and obligations in which the Fund will invest. The Adviser begins with the formation of a larger economic outlook, which is then used as the basis for a bottom-up investment strategy along with the credit research analysis explained above. The Adviser aims to achieve portfolio credit quality and risk adjusted after-tax returns. The Adviser then analyzes a universe of fixed-income sectors with relatively low credit risk (as determined by the credit research process explained above) and constructs the Fund’s portfolio based on these parameters. Individual positions must also be in stronger sectors (in terms of taxing capabilities and revenue raising capabilities) and weightings must ensure sufficient variety of obligor-security combination.

The Adviser continuously monitors the Fund’s portfolio on an ongoing basis with a review of duration, security structure, yield curve positioning, sector risk and credit quality. Duration is a mathematical measure of the Fund’s or security’s price sensitivity to changes in interest rates. Each year of duration represents an expected 1% change in the net asset value of the Fund or security for every 1% change in interest rates. So the longer the Fund’s or security’s duration, the more sensitive (i.e. volatile) it will be to changes in interest rates. Yield curve positioning refers to the process used by the Adviser to monitor the Fund’s overall mix of the fixed-income investments, taking into consideration the varying interest rates and maturities. The Adviser generally sells securities due to credit deterioration and in response to client liquidity requests but will also sell securities opportunistically to enhance portfolio performance.

The Fund is a non-diversified fund under the 1940 Act, which means that it may focus its assets in a limited number of obligors. An obligor refers to the entity responsible for repaying the principal and interest on the bonds, which may be the issuer or an underlying borrower.

Temporary Defensive Position. In order to respond to adverse market, economic, political or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its principal investment objective and/or strategies and may invest, without limitation, in cash or high quality cash equivalents (including money market instruments, commercial paper, certificates of deposit, banker’s acceptances and time deposits). A defensive position, taken at the wrong time, may have an adverse impact on the Fund’s performance. The Fund may be unable to achieve its investment objective during the employment of a temporary defensive position.
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For more information, please contact a Fund customer service representative toll free at 844-342-5763.

PLEASE RETAIN FOR FUTURE REFERENCE.